Cover	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	333-171636
Entity Registrant Name	GUSKIN GOLD CORP.
Entity Central Index Key	0001509786
Entity Tax Identification Number	27-1989147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4500 Great America Parkway
Entity Address, Address Line Two	PMB 38
Entity Address, Address Line Three	Ste 100
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	766-1511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false